Significant Expenses and Other Expense (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Net sales		$ 803,552	$ 639,142	$ 945,921
Product costs	[1]	430,784	364,405	473,977
Stock-compensation and related payroll expense		154,831	142,156	170,305
Integrated Circuit design related costs		73,263	46,429	43,950
Depreciation and amortization		25,331	21,810	18,931
Income tax expense		18,160	8,175	40,068
Dispute related expenses		14,385	6,973	390
Other operating expenses	[2]	14,069	17,490	24,443
Interest income		(14,528)	(12,246)	(2,707)
Other segment items	[3]	(1,992)	(8,923)	4,054
Net Income (Loss)		$ 89,249	$ 52,873	$ 172,510

[1]	Product costs primarily include material, labor and other product related costs, excluding the other categories below.
[2]	Other operating expenses primarily include facilities expenses, sales promotion expenses, professional service expense and other expenses.
[3]	Other segment items primarily include unrealized holding gain on investment, gain from disposal of long-term investment, foreign exchange gain or loss, interest expense and other income, net as reported in our consolidated statements of income.